Segmented Financial Information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmented Financial Information	SEGMENTED FINANCIAL INFORMATION
Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;
•U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and
•Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2022	2021	2022	2021	2022	2021	2022	2021

Revenue, net of royalties
Petroleum and natural gas sales	$1,926,561	$1,128,137	$962,484	$740,058	$—	$—	$2,889,045	$1,868,195
Royalties	(277,428)	(121,306)	(285,536)	(217,850)	—	—	(562,964)	(339,156)
	1,649,133	1,006,831	676,948	522,208	—	—	2,326,081	1,529,039

Expenses
Operating	327,894	257,658	94,772	85,344	—	—	422,666	343,002
Transportation	48,561	32,261	—	—	—	—	48,561	32,261
Blending and other	189,454	85,689	—	—	—	—	189,454	85,689
General and administrative	—	—	—	—	50,270	40,804	50,270	40,804
Exploration and evaluation	30,239	15,212	—	—	—	—	30,239	15,212
Depletion and depreciation	409,286	303,135	171,747	155,806	6,017	5,639	587,050	464,580
Impairment reversal	(267,744)	(1,100,000)	—	(442,414)	—	—	(267,744)	(1,542,414)
Share-based compensation	—	—	—	—	29,056	11,130	29,056	11,130
Financing and interest	—	—	—	—	104,817	111,159	104,817	111,159
Financial derivatives loss	—	—	—	—	199,010	287,872	199,010	287,872
Foreign exchange loss (gain)	—	—	—	—	43,441	(2,868)	43,441	(2,868)
(Gain) loss on dispositions	(4,898)	(9,856)	—	190	—	—	(4,898)	(9,666)
Other (income) expense	(4,009)	(2,857)	—	—	7,253	295	3,244	(2,562)
	728,783	(418,758)	266,519	(201,074)	439,864	454,031	1,435,166	(165,801)
Net income (loss) before income taxes	920,350	1,425,589	410,429	723,282	(439,864)	(454,031)	890,915	1,694,840
Income tax expense
Current income tax expense							3,594	1,272
Deferred income tax expense							31,716	79,968
							35,310	81,240
Net income (loss)	$920,350	$1,425,589	$410,429	$723,282	$(439,864)	$(454,031)	$855,605	$1,613,600

Additions to exploration and evaluation assets	6,359	3,298	—	—	—	—	6,359	3,298
Additions to oil and gas properties	374,443	204,912	140,740	105,093	—	—	515,183	310,005
Property acquisitions	1,352	1,557	—	—	—	—	1,352	1,557
Proceeds from dispositions	(25,649)	(7,211)	—	(593)	—	—	(25,649)	(7,804)

As at	December 31, 2022	December 31, 2021
Canadian assets	$2,779,596	$2,658,281
U.S. assets	2,301,047	2,152,323
Corporate assets	23,126	24,039
Total consolidated assets	$5,103,769	$4,834,643